PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Depreciation	$ 56,514	$ 92,138	$ 128,864	$ 172,030	$ 265,531	$ 265,398
Solar Energy Lease [Member] | Gourmet Foods [Member]
Finance Lease, Right-of-Use Asset, Accumulated Amortization	415		415
Property, Plant and Equipment [Member] | Solar Energy Lease [Member] | Gourmet Foods [Member]
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 150,625		$ 150,625